Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Fair Value Disclosures [Abstract]
Long-lived assets held and used, carrying amount	$ 33.7
Long-lived assets held and used, fair value	28.4
Gains (Losses) on Long-lived assets held and used measured at fair value	5.3
Long-lived assets held for sale, carrying amount	30.9
Long-lived assets held for sale, fair value	8.2
Gains (Losses) on Long-lived assets held for sale measured at fair value	$ 22.7